Eaton Vance

Massachusetts Municipal Income Fund

June 30, 2019

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 99.0%

Security	Principal Amount (000’s omitted)	Value
Bond Bank — 5.1%
Massachusetts Water Pollution Abatement Trust, 5.00%, 8/1/32	$4,000	$4,012,000
Massachusetts Water Pollution Abatement Trust, 5.25%, 8/1/34	3,105	4,372,461

		$8,384,461

Education — 25.2%
Massachusetts Development Finance Agency, (Babson College), 5.00%, 10/1/42	$1,500	$1,773,810
Massachusetts Development Finance Agency, (Berklee College of Music), 5.00%, 10/1/29	1,000	1,227,460
Massachusetts Development Finance Agency, (Berklee College of Music), 5.00%, 10/1/39	2,000	2,353,460
Massachusetts Development Finance Agency, (Boston University), (LOC: TD Bank, N.A.), 1.80%, 10/1/42(1)	1,500	1,500,000
Massachusetts Development Finance Agency, (Boston University), 5.00%, 10/1/46	3,000	3,496,410
Massachusetts Development Finance Agency, (Boston University), (LOC: TD Bank, N.A.), 1.87%, 10/1/42(1)	1,800	1,800,000
Massachusetts Development Finance Agency, (Dexter Southfield), 5.00%, 5/1/33	1,550	1,773,634
Massachusetts Development Finance Agency, (Dexter Southfield), 5.00%, 5/1/35	1,660	1,889,844
Massachusetts Development Finance Agency, (Harvard University), 5.00%, 7/15/34	2,570	3,111,216
Massachusetts Development Finance Agency, (Milton Academy), 5.00%, 9/1/35	1,100	1,142,922
Massachusetts Development Finance Agency, (Northeastern University), 5.00%, 3/1/33	1,950	2,226,841
Massachusetts Development Finance Agency, (Olin College), 5.00%, 11/1/38	1,750	1,960,228
Massachusetts Development Finance Agency, (Suffolk University), 5.00%, 7/1/31	620	760,287
Massachusetts Development Finance Agency, (Suffolk University), 5.00%, 7/1/32	770	939,793
Massachusetts Development Finance Agency, (Suffolk University), 5.00%, 7/1/38	340	405,076
Massachusetts Development Finance Agency, (Wentworth Institute of Technology), 5.00%, 10/1/36	1,575	1,803,013
Massachusetts Development Finance Agency, (Williams College), 5.00%, 7/1/46	2,000	2,364,720
Massachusetts Development Finance Agency, (Worcester Polytechnic Institute), 5.00%, 9/1/42	3,150	3,702,226
Massachusetts Health and Educational Facilities Authority, (Massachusetts Institute of Technology), 5.50%, 7/1/32	5,000	7,005,200

		$41,236,140

Escrowed/Prerefunded — 2.1%
Massachusetts Development Finance Agency, (Tufts Medical Center), Prerefunded to 1/1/21, 7.25%, 1/1/32	$1,900	$2,065,011
Massachusetts Development Finance Agency, (UMass Memorial), Prerefunded to 7/1/21, 5.50%, 7/1/31	1,040	1,125,842
Massachusetts Turnpike Authority, Escrowed to Maturity, 5.00%, 1/1/20	245	249,552

		$3,440,405

General Obligations — 23.9%
Belmont, 4.00%, 2/15/29	$1,195	$1,432,100
Belmont, 4.00%, 2/15/30	1,245	1,476,956
Belmont, 4.00%, 2/15/31	1,045	1,231,825
Belmont, 4.00%, 3/15/31	2,910	3,433,218
Boston, 4.00%, 3/1/31	3,000	3,322,440

Security	Principal Amount (000’s omitted)	Value
Danvers, 5.25%, 7/1/36	$2,800	$3,004,932
Franklin, 4.00%, 5/15/30	200	236,058
Franklin, 4.00%, 5/15/32	455	531,099
Franklin, 4.00%, 5/15/33	455	525,825
Franklin, 5.00%, 5/15/29	460	586,946
Lexington, 4.00%, 2/1/29	1,855	2,222,086
Lincoln, 4.00%, 3/1/30	2,120	2,516,207
Lincoln, 4.00%, 3/1/31	2,205	2,600,467
Manchester Essex Regional School District, 4.00%, 2/1/41	1,075	1,187,348
Manchester Essex Regional School District, 4.00%, 2/1/42	975	1,075,259
Massachusetts, 5.00%, 3/1/31	3,000	3,447,990
Plymouth, 5.00%, 5/1/26	710	755,823
Plymouth, 5.00%, 5/1/28	1,160	1,233,996
Plymouth, 5.00%, 5/1/31	1,090	1,157,286
Plymouth, 5.00%, 5/1/32	1,000	1,060,990
Swampscott, 5.00%, 1/15/26	355	436,899
Wayland, 5.00%, 2/1/33	1,790	1,885,944
Wayland, 5.00%, 2/1/36	2,680	2,819,762
Winchester, 5.00%, 4/15/36	775	820,710

		$39,002,166

Hospital — 10.8%
Massachusetts Development Finance Agency, (Berkshire Health Systems), 5.00%, 10/1/27	$1,100	$1,179,464
Massachusetts Development Finance Agency, (CareGroup), 5.00%, 7/1/27	1,000	1,189,700
Massachusetts Development Finance Agency, (Children’s Hospital), 5.00%, 10/1/31	1,840	2,136,682
Massachusetts Development Finance Agency, (Dana-Farber Cancer Institute), 5.00%, 12/1/36	1,690	1,994,538
Massachusetts Development Finance Agency, (Lahey Health System Obligated Group), 5.00%, 8/15/40	2,000	2,273,360
Massachusetts Development Finance Agency, (Partners HealthCare System), 5.00%, 7/1/37	1,600	1,921,248
Massachusetts Development Finance Agency, (Partners HealthCare System), 5.00%, 7/1/44	1,100	1,216,468
Massachusetts Development Finance Agency, (South Shore Hospital), 5.00%, 7/1/41	2,795	3,171,878
Massachusetts Development Finance Agency, (UMass Memorial), 5.50%, 7/1/31	55	58,900
Massachusetts Health and Educational Facilities Authority, (Lowell General Hospital), 5.125%, 7/1/35	1,645	1,698,890
Massachusetts Health and Educational Facilities Authority, (Southcoast Health System), 5.00%, 7/1/29	750	752,220

		$17,593,348

Housing — 1.8%
Massachusetts Housing Finance Agency, (Mill Road Apartments), 2.45%, (SIFMA + 0.55%), 11/1/23 (Put Date), 11/1/48(2)	$2,975	$2,975,000

		$2,975,000

Industrial Development Revenue — 0.9%
National Finance Authority, NH, (Covanta), 4.625%, 11/1/42(3)	$670	$685,330
National Finance Authority, NH, (Covanta), (AMT), 4.875%, 11/1/42(3)	740	762,318

		$1,447,648

Insured-Education — 4.5%
Massachusetts Development Finance Agency, (College of the Holy Cross), (AMBAC), 5.25%, 9/1/32(4)	$5,460	$7,390,710

		$7,390,710

Security	Principal Amount (000’s omitted)	Value
Insured-Escrowed/Prerefunded — 0.9%
Massachusetts Health and Educational Facilities Authority, (Cape Cod Healthcare), (AGC), Prerefunded to 11/15/19, 5.00%, 11/15/25	$1,395	$1,413,986
Massachusetts Turnpike Authority, (NPFG), Escrowed to Maturity, 5.00%, 1/1/20	35	35,650

		$1,449,636

Insured-Special Tax Revenue — 5.3%
Martha’s Vineyard Land Bank, (BAM), 5.00%, 5/1/26	$1,760	$2,083,576
Massachusetts, Special Obligation, Dedicated Tax Revenue, (NPFG), 5.50%, 1/1/30	4,955	6,590,596

		$8,674,172

Insured-Transportation — 6.4%
Massachusetts Port Authority, (Bosfuel Project), (NPFG), (AMT), 5.00%, 7/1/32	$2,790	$2,798,286
Massachusetts Turnpike Authority, Metropolitan Highway System, (NPFG), 0.00%, 1/1/22	8,000	7,689,520

		$10,487,806

Senior Living/Life Care — 2.4%
Massachusetts Development Finance Agency, (Carleton-Willard Village), 5.625%, 12/1/30	$525	$533,237
Massachusetts Development Finance Agency, (Linden Ponds, Inc.), 5.00%, 11/15/33(3)	205	226,347
Massachusetts Development Finance Agency, (Linden Ponds, Inc.), 5.00%, 11/15/38(3)	135	147,431
Massachusetts Development Finance Agency, (VOA Concord Assisted Living, Inc.), 5.125%, 11/1/27(3)	595	595,577
Massachusetts Development Finance Agency, (VOA Concord Assisted Living, Inc.), 5.20%, 11/1/41(3)	2,465	2,466,356

		$3,968,948

Special Tax Revenue — 1.0%
Massachusetts Bay Transportation Authority, Sales Tax Revenue, 5.25%, 7/1/31	$1,240	$1,681,192

		$1,681,192

Student Loan — 3.3%
Massachusetts Educational Financing Authority, (AMT), 5.00%, 7/1/21	$5,000	$5,327,200

		$5,327,200

Transportation — 5.4%
Massachusetts, (Accelerated Bridge Program), 5.00%, 6/15/27	$2,000	$2,338,000
Massachusetts Port Authority, 5.00%, 7/1/28	3,750	3,885,487
Massachusetts Port Authority, (AMT), 5.00%, 7/1/34	2,110	2,522,611

		$8,746,098

Total Tax-Exempt Investments — 99.0% (identified cost $149,013,912)		$161,804,930

Taxable Municipal Securities — 0.6%

Security	Principal Amount (000’s omitted)	Value
Insured-Hospital — 0.6%
Massachusetts Development Finance Agency, (Wellforce), (AGM), 3.89%, 7/1/25	$1,000	$1,066,400

Total Taxable Municipal Securities — 0.6% (identified cost $1,000,000)		$1,066,400

Value
Total Investments — 99.6% (identified cost $150,013,912)	$162,871,330

Other Assets, Less Liabilities — 0.4%	$581,272

Net Assets — 100.0%	$163,452,602

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

The Fund invests primarily in debt securities issued by Massachusetts municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at June 30, 2019, 17.8% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.7% to 10.5% of total investments.

(1)

Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at June 30, 2019.

(2)	Floating rate security. The stated interest rate represents the rate in effect at June 30, 2019.

(3)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At June 30, 2019, the aggregate value of these securities is $4,883,359 or 3.0% of the Fund’s net assets.

(4)	Security represents the municipal bond held by a trust that issues residual interest bonds.

Futures Contracts

Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Depreciation
Interest Rate Futures
U.S. Long Treasury Bond	50	Short	9/19/19	$(7,779,688)	$(231,960)

					$(231,960)

Abbreviations:

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BAM	-	Build America Mutual Assurance Co.

LOC	-	Letter of Credit

NPFG	-	National Public Finance Guarantee Corp.

SIFMA	-	Securities Industry and Financial Markets Association Municipal Swap Index

At June 30, 2019, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Fund enters into U.S. Treasury futures contracts to hedge against changes in interest rates.

At June 30, 2019, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is interest rate risk was $231,960.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2019, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$—	$161,804,930	$—	$161,804,930
Taxable Municipal Securities	—	1,066,400	—	1,066,400
Total Investments	$—	$162,871,330	$—	$162,871,330

Liability Description
Futures Contracts	$(231,960)	$—	$—	$(231,960)
Total	$(231,960)	$—	$—	$(231,960)

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.